FINANCIAL RISK MANAGEMENT DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Current and expected remaining contractual maturities
	0 to 6 months	6 to 12 months	Total
Accounts payable and accrued liabilities
As at December 31, 2020	$1,759,163	$-	$1,759,163
As at December 31, 2019	$2,420,392	$-	$2,420,392
As at December 31, 2018	$1,636,786	$-	$1,636,786